Shareholder Report, Holdings (Details)	Jun. 30, 2025
Variable Portfolio – Partners International Core Equity Fund - Class 1 | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | Sony Group Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | Chocoladefabriken Lindt & Spruengli AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | Siemens AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | Cie Financiere Richemont SA, Class A, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio – Partners International Core Equity Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | Sony Group Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | Chocoladefabriken Lindt & Spruengli AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | Siemens AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | Cie Financiere Richemont SA, Class A, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio – Partners International Core Equity Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%